Disposals of Assets	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DISPOSALS OF ASSETS [Text Block]
NOTE 19: DISPOSAL OF ASSETS
The Company disposed of the following assets in 2011:

Navios Luz
Cash consideration received	$71,975
Shares consideration received	6,000
Book value of vessel Navios Luz sold to Navios Partners	(53,548)

Total gain	24,427
Deferred gain (see Note 16)	(6,623)

Gain recognized on sale of Navios Luz		$17,804

Navios Orbiter
Cash consideration received	$47,984
Shares consideration received	4,000
Book value of vessel Navios Orbiter sold to Navios Partners	(23,198)

Total gain	28,786
Deferred gain (see Note 16)	(7,804)

Gain recognized on sale of Navios Orbiter		$20,982

Gain from sale of other assets		$36

Total gain on sale of assets		$38,822

The Company disposed of the following assets in 2010:

Navios Hyperion
Cash consideration received	$63,000
Book value of vessel Navios Hyperion sold to Navios Partners	(25,168)

Total gain	37,832
Deferred gain (see Note 16)	(13,996)

Gain recognized on sale of Navios Hyperion		$23,836

Navios Aurora II
Cash consideration received	$90,000
Shares consideration received	20,326
Book value of vessel Navios Aurora II sold to Navios Partners	(109,508)

Total gain	818
Deferred gain (see Note 16)	(271)

Gain recognized on sale of Navios Aurora II		$547

Navios Pollux
Cash consideration received	$110,000
Book value of vessel Navios Pollux sold to Navios Partners	(107,452)

Total gain	2,548
Deferred gain (see Note 16)	(797)

Gain recognized on sale of Navios Pollux		$1,751

Navios Melodia
Cash consideration received	$72,100
Shares consideration received	6,687
Book value of vessel Navios Melodia sold to Navios Partners	(68,757)

Total gain	10,030
Deferred gain (see Note 16)	(2,876)

Gain recognized on sale of Navios Melodia		$7,154

Navios Fulvia
Cash consideration received	$89,900
Shares consideration received	8,284
Book value of vessel Navios Fulvia sold to Navios Partners	(67,211)

Total gain	30,973
Deferred gain (see Note 16)	(8,880)

Gain recognized on sale of Navios Fulvia		$22,093

Vanessa
Cash consideration received	$18,250
Book value of finance lease of vessel Vanessa	(18,250)

		$—

Gain from sale of other assets		$51

Total gain on sale of assets		$55,432

The net proceeds from transfer of assets and liabilities of Navios Holdings to Navios Acquisition in exchange of a cash consideration, were $40,832 and were released from Navios Acquisitions' trust account.

The Company disposed of the following assets in 2009:

Navios Apollon
Cash consideration received	$32,000
Book value of vessel Apollon sold to Navios Partners	(25,131)

Total gain	6,869
Deferred gain (see Note 16)	(2,874)

Gain recognized on sale of Navios Apollon		$3,995

Navios Sagittarius
Cash consideration received	$34,600
Book value of purchase option of Navios Sagittarius sold to Navios Partners	(2,885)
Book value of favorable lease term of Navios Sagittarius sold to Navios Partners	(1,423)

Total gain	30,292
Deferred gain (see Note 16)	(13,510)

Gain recognized on sale of rights of Navios Sagittarius to Navios Partners		$16,782

Gain from sale of other assets		$8

Total gain on sale of assets		$20,785